                               THE DIRECTOR CHOICE
                                    SERIES I

              HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 19, 2000
                       TO THE PROSPECTUS DATED MAY 1, 2000

Effective October 16, 2000, the Mitchell Hutchins Series Trust Strategic Income Portfolio Sub-Account will be closed to new premium payments and transfer of existing Contract Values.




HV-2763
33-73570